Concentrations	12 Months Ended
Dec. 31, 2014
Risks And Uncertainties [Abstract]
Concentrations

17. Concentrations

We maintain cash at financial institutions in excess of federally insured limits. Accounts receivable potentially expose us to concentrations of credit risk. We provide credit in the normal course of business to customers in the residential construction industry. We perform ongoing credit evaluations of our customers and maintain allowances for potential credit losses. Because customers are dispersed among our various markets, our credit risk to any one customer or state economy is not significant.

Our customer mix is a balance of large national homebuilders, regional homebuilders and local homebuilders. For the year ended December 31, 2014, our top 10 customers accounted for approximately 25.1% of our sales, and no single customer accounted for more than 8% of sales.

We source products from a large number of suppliers. No materials purchased from any single supplier represented more than 10% of our total materials purchased in 2014.